Net Loss per Share Attributable to the Company (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per ordinary share attributable to the Company.

	Year ended December 31,
	2023	2022	2021
Numerator
Net loss attributable to the Company - basic	$(20,251)	$(1,862,655)	$(110,954)
Net loss attributable to the Company - diluted	$(20,251)	$(1,862,655)	$(110,954)
Denominator
Weighted average shares – basic	61,434,238	60,519,640	60,309,384
Weighted average shares – diluted	61,434,238	60,519,640	60,309,384
Net loss per share attributable to the Company
Basic	$(0.33)	$(30.78)	$(1.84)
Diluted	$(0.33)	$(30.78)	$(1.84)